Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, we are providing information about the relationship between executive compensation actually paid to our principal executive officer (“PEO”) and the average compensation actually paid to our other NEOs, as calculated in accordance with Item 402(v) of Regulation S-K, and certain financial performance measures. For additional information on our compensation programs and philosophy and how we design our compensation programs to align pay with performance, see the section titled “Compensation Discussion and Analysis”. For the year ended December 31, 2024, we did not use any financial performance measures other than those presented in the Pay Versus Performance table below to link Company performance to compensation actually paid, as calculated in accordance with Item 402(v) of Regulation S-K.

Pay Versus Performance Table

						Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table (“SCT”) Total for PEO ($)	Compensation Actually Paid to PEO (1) ($)	Average SCT Total for Non-PEO NEOs (2) ($)		Average Compensation Actually Paid to Non-PEO NEOs ($)	Total Stockholder Return (3) ($)	Peer Group Total Stockholder Return (4) ($)	Net Income (Loss) (5) ($)
2024	15,330,547	353,494	4,740,007	(6)	335,175	79.48	118.20	(519,021,000)
2023	11,657,262	8,316,344	4,064,420	(7)	2,913,578	207.84	118.87	(481,192,000)
2022	10,096,590	(14,067,443)	3,915,019	(8)	(4,877,868)	237.83	113.65	(474,186,000)
2021	9,773,560	37,776,157	6,992,904	(7)	16,098,087	806.00	126.45	(267,892,000)
2020	3,635,676	19,282,996	1,762,838	(9)	7,475,021	370.82	126.42	(134,231,000)

(1) The amounts reported represent the “compensation actually paid” to our PEO, computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to our PEO in the applicable year. Dr. Leonard was our PEO for all years presented. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the amount reported for our PEO in the “Total” column of the Summary Compensation Table to calculate compensation actually paid:

Year	SCT Total for PEO ($)	SCT Value of Equity Awards ($) (a)	Equity Award Adjustments ($) (b)	Compensation Actually Paid to PEO ($)
2024	15,330,547	(14,194,872)	(782,181)	353,494

(a) The amounts reported represent the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table.

(b) The equity award adjustments include the following: (i) the addition of the year-end fair value of any equity awards granted during the year that are outstanding and unvested as of the end of the year; (ii) for any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year, the addition (or subtraction, if applicable) of the change in fair value between the end of the prior fiscal year and the end of the applicable fiscal year; and (iii) for awards granted in prior years that vest during the fiscal year, the addition (or subtraction, if applicable) of the change in fair value between the end of the prior fiscal year and the vesting date of such awards. The valuation assumptions used to calculate fair values were updated for the applicable fiscal year and the assumptions for the applicable fiscal year are set forth in the notes to the financial statements in our Annual Report on Form 10-K for the applicable fiscal year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted During the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2024	4,187,044	(4,404,901)	(564,324)	(782,181)

(2) The amounts reported represent the average “compensation actually paid” to the NEOs other than our PEO as a group, computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs as a group in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the average of the amounts reported in the “Total” column of the Summary Compensation Table for the NEOs as a group (excluding our PEO) for each year to determine the compensation actually paid, using the same methodology described above in footnote 1:

Year	Average Reported SCT Total for Non-PEO NEOs ($)	Average SCT Value of Equity Awards ($)(a)	Average Equity Award Adjustments ($)(b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	4,740,007	(4,107,477)	(297,355)	335,175

(a) The amounts reported represent the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year.

(b) The equity award adjustments for each fiscal year include the amounts noted in footnote 1(b). The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted During the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2024	1,092,065	(1,221,903)	(167,517)	(297,355)

(3) TSR is calculated by taking the difference between the Company’s share price at the end and the beginning of the measurement period and dividing it by the Company’s share price at the beginning of the measurement period. The Company did not issue any dividends during the measurement period.

(4) Represents the peer group TSR. The peer group used for this purpose is the Nasdaq Biotechnology Index, a published industry index.

(5) The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable fiscal year.

(6) Non-PEO NEOs for 2024 include Mr. Dulac, Mr. Basta, Dr. Lebwohl, Dr. Sepp-Lorenzino, Mr. Dube and Mr. Goddard.

(7) Non-PEO NEOs for 2023 and 2021 include Mr. Goddard, Mr. Basta, Dr. Lebwohl and Dr. Sepp-Lorenzino.

(8) Non-PEO NEOs for 2022 include Mr. Goddard, Mr. Basta, Mr. Hicks, Dr. Lebwohl and Dr. Sepp-Lorenzino.

(9) Non-PEO NEOs for 2020 include Mr. Goddard, Dr. Lebwohl, Dr. Sepp-Lorenzino and Dr. Schiermeier, our former executive vice president and chief operating officer.

Named Executive Officers, Footnote

(6) Non-PEO NEOs for 2024 include Mr. Dulac, Mr. Basta, Dr. Lebwohl, Dr. Sepp-Lorenzino, Mr. Dube and Mr. Goddard.

(7) Non-PEO NEOs for 2023 and 2021 include Mr. Goddard, Mr. Basta, Dr. Lebwohl and Dr. Sepp-Lorenzino.

(8) Non-PEO NEOs for 2022 include Mr. Goddard, Mr. Basta, Mr. Hicks, Dr. Lebwohl and Dr. Sepp-Lorenzino.

(9) Non-PEO NEOs for 2020 include Mr. Goddard, Dr. Lebwohl, Dr. Sepp-Lorenzino and Dr. Schiermeier, our former executive vice president and chief operating officer.

PEO Total Compensation Amount	$ 15,330,547	$ 11,657,262	$ 10,096,590	$ 9,773,560	$ 3,635,676
PEO Actually Paid Compensation Amount	$ 353,494	8,316,344	(14,067,443)	37,776,157	19,282,996
Adjustment To PEO Compensation, Footnote

(1) The amounts reported represent the “compensation actually paid” to our PEO, computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to our PEO in the applicable year. Dr. Leonard was our PEO for all years presented. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the amount reported for our PEO in the “Total” column of the Summary Compensation Table to calculate compensation actually paid:

Year	SCT Total for PEO ($)	SCT Value of Equity Awards ($) (a)	Equity Award Adjustments ($) (b)	Compensation Actually Paid to PEO ($)
2024	15,330,547	(14,194,872)	(782,181)	353,494

(a) The amounts reported represent the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table.

(b) The equity award adjustments include the following: (i) the addition of the year-end fair value of any equity awards granted during the year that are outstanding and unvested as of the end of the year; (ii) for any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year, the addition (or subtraction, if applicable) of the change in fair value between the end of the prior fiscal year and the end of the applicable fiscal year; and (iii) for awards granted in prior years that vest during the fiscal year, the addition (or subtraction, if applicable) of the change in fair value between the end of the prior fiscal year and the vesting date of such awards. The valuation assumptions used to calculate fair values were updated for the applicable fiscal year and the assumptions for the applicable fiscal year are set forth in the notes to the financial statements in our Annual Report on Form 10-K for the applicable fiscal year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted During the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2024	4,187,044	(4,404,901)	(564,324)	(782,181)

Non-PEO NEO Average Total Compensation Amount	$ 4,740,007	4,064,420	3,915,019	6,992,904	1,762,838
Non-PEO NEO Average Compensation Actually Paid Amount	$ 335,175	2,913,578	(4,877,868)	16,098,087	7,475,021
Adjustment to Non-PEO NEO Compensation Footnote

(2) The amounts reported represent the average “compensation actually paid” to the NEOs other than our PEO as a group, computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs as a group in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the average of the amounts reported in the “Total” column of the Summary Compensation Table for the NEOs as a group (excluding our PEO) for each year to determine the compensation actually paid, using the same methodology described above in footnote 1:

Year	Average Reported SCT Total for Non-PEO NEOs ($)	Average SCT Value of Equity Awards ($)(a)	Average Equity Award Adjustments ($)(b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	4,740,007	(4,107,477)	(297,355)	335,175

(a) The amounts reported represent the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year.

(b) The equity award adjustments for each fiscal year include the amounts noted in footnote 1(b). The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted During the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2024	1,092,065	(1,221,903)	(167,517)	(297,355)

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Total Stockholder Return

As shown in the graph below, compensation actually paid to our PEO and the average compensation actually paid to the Company’s other NEOs is generally aligned with the Company’s TSR over the five-year period from December 31, 2019 to December 31, 2024, in large part because a significant portion of the compensation actually paid to the Company’s NEOs is in the form of equity awards, the value of which is impacted by stock price changes.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income (Loss)

As a clinical-stage company, we did not have any net income during the periods presented and we have not historically considered net income (loss) in evaluating or determining executive compensation. Our net loss has increased over the five-year period presented in the Pay Versus Performance table whereas compensation actually paid to our named executive officers decreased from 2021 to 2022, increased from 2022 to 2023 and decreased from 2023 to 2024, due in large part to fluctuations in our stock price.

Total Shareholder Return Amount	$ 79.48	207.84	237.83	806	370.82
Peer Group Total Shareholder Return Amount	118.2	118.87	113.65	126.45	126.42
Net Income (Loss)	(519,021,000)	$ (481,192,000)	$ (474,186,000)	$ (267,892,000)	$ (134,231,000)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,194,872)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(782,181)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,187,044
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,404,901)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(564,324)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,107,477)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(297,355)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,092,065
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,221,903)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (167,517)